Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Schedule of contract related intangibles and their useful lives

Useful life
Intangible category	(Years)
Above market time charter Höegh Gallant	3.4
Option for time charter extension Höegh Gallant	5.3
Above market time charter Höegh Grace	9.5